PROSPECTUS SUPPLEMENT

ReliaStar Life Insurance Company of New York and its ReliaStar Life Insurance Company of New York Variable Life Separate Account I

Supplement dated January 20, 2005, to your current Variable Life Insurance Prospectus

This supplement updates certain information contained in your current variable life insurance prospectus. Please read it carefully and keep it with your product prospectus for future reference.

NOTICE OF FUND SUBSTITUTIONS

ReliaStar Life Insurance Company of New York (the "Company") and ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "Variable Account") have filed an application with the Securities and Exchange Commission to permit certain funds in which the sub-accounts of the Variable Account invest (the "Replaced Funds") to be replaced with certain other funds (the "Substitute Funds").

Reasons for the Substitution. The principal purposes of the substitutions are as follows:

  Implement Business Plan. The substitutions are part of an overall business plan to provide a more streamlined, standardized, simplified and consolidated current array of funds available through the Company's products.

  Reduced Costs and Greater Influence. Including too many different funds with different investment advisers within the Company's products makes those products more costly to administer. The Company believes that making available affiliated funds, generally managed by third party asset managers, will lead to increased efficiencies, greater influence over the administrative aspects of the funds and reduced costs.

  Due Diligence. The substitutions will allow the Company to respond to concerns identified in their due diligence review of the funds available through the products, including concerns related to changes in fund managers, performance, customer service, operational support, regulatory investigations, legal proceedings and claims.

The Substitute Funds.

Each of the Substitute Funds is or will be a series of ING Investors Trust, ING Partners, Inc. or ING Variable Products Trust. The Board of ING Investors Trust has approved the creation of the ING FMR Earnings Growth Portfolio, the ING JP Morgan Value Opportunities Portfolio, the ING Marsico International Opportunities Portfolio and the ING Pioneer Mid Cap Value Portfolio in order to implement the substitutions. Other changes to certain of the other Substitute Funds (such as reductions in fees and expenses) have also been approved by the applicable Substitute Fund Board in anticipation of the substitutions. These actions are necessary to meet the conditions of the substitutions and shall be effective prior to the effective date of the substitutions. Information about the Substitute Funds in this supplement reflects the actions as approved by the applicable Board of each of the Substitute Funds.

Not all of the Replaced Funds may be available through your variable life insurance policy. Please refer to your product prospectus for the list of Replaced Funds available to you.

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The following funds are involved in the substitutions:
Replaced Funds	Substitute Funds

Alger American Leveraged AllCap Portfolio (Class O)	ING Evergreen Omega Portfolio (Class I)
Putnam VT New Opportunities Fund (Class IA)
Putnam VT Voyager Fund (Class IA)

Alger American Growth Portfolio (Class O)	ING FMR Earnings Growth Portfolio (Class I)

Alger American Small Capitalization Portfolio (Class O)	ING JP Morgan Small Cap Equity Portfolio (Class I)
PIMCO Advisers VIT OpCap Small Cap Portfolio

Putnam VT Growth and Income Fund (Class IA)	ING JP Morgan Value Opportunities Portfolio (Class I)

Janus Aspen International Growth Portfolio (Institutional Shares)	ING Marsico International Opportunities Portfolio (Class I)

AIM V.I. Dent Demographic Trends Fund (Series I Shares)	ING Mercury Large Cap Growth Portfolio (Class S)

PIMCO Advisors VIT OpCap Global Equity Portfolio	ING Oppenheimer Global Portfolio (Initial Class)

Pioneer Mid Cap Value VCT Portfolio (Class I)	ING Pioneer Mid Cap Value Portfolio (Class I)

Alger American MidCap Growth Portfolio (Class O)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)

PIMCO Advisors VIT OpCap Equity Portfolio	ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

PIMCO Advisors VIT OpCap Managed Portfolio	ING Van Kampen Growth and Income Portfolio (Class S)
Important Information about the Proposed Substitutions.

  Prior to the effective date of the substitutions you will receive another prospectus supplement which will indicate the effective date of the substitutions and reiterate your rights related to the substitutions. You will also receive a prospectus for each of the Substitute Funds.

  Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a sub-account which invests in a Replaced Fund to any other sub-account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

  On the effective date of the substitutions all amounts you have allocated to a sub-account which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a sub-account which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

  You will not incur any fees or charges or any tax liability because of the substitutions, and your policy value immediately before the substitutions will equal your policy value immediately after the substitutions.

  The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described below.

  The investment objective and policies of each Substitute Fund are substantially the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described below.

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  Substitute Fund Fees and Expenses. The following table shows the investment advisory fees and other expenses charged annually by each of the Substitute Funds. The figures are a percentage of the average net assets of each fund as of the effective date of the substitutions as approved or anticipated to be approved by the applicable Board of the Substitute Funds. See the prospectuses of the Substitute Funds for more information concerning these fees and expenses.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING Evergreen Omega Portfolio (Class I)	0.60%	--	0.01%	0.61%	--	0.61%
ING FMR Earnings Growth Portfolio (Class I)	0.62%	--	0.15%	0.77%	0.02% [1]	0.75%
ING JP Morgan Small Cap Equity Portfolio (Class I)	0.90%	--	0.00%	0.90%	--	0.90%
ING JP Morgan Value Opportunities Portfolio (Class I)	0.40%	--	0.15%	0.55%	0.02% [1]	0.53%
ING Marsico International Opportunities Portfolio (Class I)	0.54%	--	0.17%	0.71%	0.03% [1]	0.68%
ING Mercury Large Cap Growth Portfolio (Class S)	0.75%	--	0.25%	1.00%	--	1.00%
ING Oppenheimer Global Portfolio (Initial Class)	0.60%	--	0.06%	0.66%	--	0.66%
ING Pioneer Mid Cap Value Portfolio (Class I)	0.75%	--	0.01%	0.76%	--	0.76%
ING T. Rowe Price Diversified Mid Cap Growth Port. (Initial Class)	0.64%	--	0.02%	0.66%	--	0.66%
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	--	0.15%	0.85%	--	0.85%
ING Van Kampen Growth and Income Portfolio (Class S)	0.68%	--	0.26%	0.94%	0.01% [2]	0.93%

[1]

  Directed Services Inc. has entered into a written expense limitation agreement with respect to ING FMR Earnings Growth Portfolio, ING JP Morgan Value Opportunities Portfolio, and ING Marsico International Opportunities Portfolio under which it will limit expenses of ING FMRSM Earnings Growth Portfolio, ING JP Morgan Value Opportunities Portfolio, and ING Marsico International Opportunities Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by Directed Services Inc. within three years. The amount ING FMR Earnings Growth, ING JP Morgan Value Opportunities, and ING Marsico International Opportunities Portfolios' expenses that are proposed to be waived, reimbursed or recouped is shown under the heading "Fees and Expenses Waived or Reimbursed." The expense limitation agreement will continue through at least May 2, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless Directed Services Inc. provides written notice of the termination of the expense limitation agreement within at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

[2]

  Directed Services Inc., investment adviser to ING Van Kampen Growth and Income Portfolio, has agreed to waive 0.01% of its shareholder service fee for S Class shares, for a period of two years, upon receipt of substituted assets. As a result, the expense limit for S Class will decrease to 0.93%.

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  Substitute Fund Investment Advisers/Sub-advisers and Investment Objectives. The following table lists the investment advisers and subadvisers and information regarding the investment objectives of the Substitute Funds. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Evergreen Omega Portfolio	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMR Earnings Growth Portfolio	Investment Adviser: Directed Services, Inc. Subadviser: Fidelity Management & Research Company	Seeks long-term capital appreciation.
ING JP Morgan Small Cap Equity Portfolio	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
ING JP Morgan Value Opportunities Portfolio	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks long-term capital appreciation.
ING Marsico International Opportunities Portfolio	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
ING Mercury Large Cap Growth Portfolio	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Oppenheimer Global Portfolio	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Pioneer Mid Cap Value Portfolio	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING UBS U.S. Large Cap Equity Portfolio	Investment Adviser: Directed Services, Inc. Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING Van Kampen Growth and Income Portfolio	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks long-term growth of capital and income.

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